Other Prepaid Expenses and Current Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to suppliers	$ 87,591	$ 307,774
Value-added tax recoverable	1,106,954	942,710
Deposits	452,353	416,609
Prepaid media expenses	490,526	809,389
Prepaid service fees	315,700	294,458
Receivable from third party for sale of non-core assets and subsidiaries (Refer to Note 5)		2,443,404
Receivable from third party for sale of subsidiary (Refer to Note 13)	1,508,956
Other receivables from related parties (Refer to Note 18)	1,482,460	1,516,148
Other receivables and prepaid expenses	552,493	609,033
Prepaid Expense and Other Assets, Current	$ 5,997,033	$ 7,339,525